April 23, 2012

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Mutual Fund Series Trust, File Nos. 333-132541 and 811-21872

Dear Sir/Madam:

On behalf of Mutual Fund Series Trust (formerly Catalyst Funds), a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 80 to the Trust’s Registration Statement (the “Amendment”).  The Amendment is filed pursuant to Rule 485(b) promulgated under the Securities Act of 1933.   The primary purpose of this filing is to respond to comments from the Commission staff regarding Post-Effective Amendment No. 75 to the Trust’s Registration Statement, which was filed on February 24, 2012.  We believe that the Amendment does not contain any disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

If you have any questions, please contact JoAnn Strasser at (614) 469-3265.

Sincerely,

/s/ Thompson Hine LLP

Thompson Hine LLP

698149.58